Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the year ended December 31,
	2020*	2021*	2022
	$ in thousands
From France	51,057	30,347	19,171
From USA	—	—	—

Revenues	51,057	30,347	19,171

Research tax credit	8,433	8,239	6,546
Subsidies and other	74	11	7

Other income	8,507	8,250	6,553

Total revenues and other income	59,564	38,597	25,725

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)

Revenues by Nature
Revenues by nature

	For the year ended December 31,
	2020*	2021*	2022
	$ in thousands
Recognition of previously deferred upfront payments	20,291	—	—
Other revenues from collaboration agreements	28,532	29,971	18,230

Collaboration agreements	48,823	29,971	18,230

Licenses	2,123	250	686
Products & services	111	125	255

Total revenues	51,057	30,347	19,171

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)

Details of Operating Expenses by Nature
Details of operating expenses by nature

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Cost of revenue
Cost of goods sold	—	—	0
Royalty expenses	(1,951)	(1,844)	(1,772)

Cost of revenue	(1,951)	(1,844)	(1,772)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Research and development expenses
Wages and salaries	(26,154)	(38,961)	(38,523)
Social charges on stock option grants	(56)	(868)	10
Non-cash stock-based compensation expense	(6,790)	(9,381)	(4,098)

Personnel expenses	(33,001)	(49,210)	(42,610)

Purchases and external expenses	(36,339)	(55,627)	(37,736)
Other (1)	(7,707)	(13,003)	(17,154)

Total research and development expenses	(77,047)	(117,840)	(97,501)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(7,846)	(7,281)	(5,686)
Social charges on stock option grants	(23)	(347)	(43)
Non-cash stock-based compensation expense	(3,238)	(2,113)	(1,945)

Personnel expenses	(11,106)	(9,740)	(7,674)

Purchases and external expenses	(9,748)	(10,433)	(6,712)
Other	(1,659)	(2,709)	(3,108)

Total selling, general and administrative expenses	(22,513)	(22,882)	(17,494)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Personnel expenses
Wages and salaries	(34,000)	(46,242)	(44,209)
Social charges on free shares and stock option grants	(79)	(1,215)	(33)
Non-cash stock-based compensation expense	(10,028)	(11,493)	(6,043)

Total personnel expenses	(44,107)	(58,950)	(50,285)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
(1)
Other
research and development expenses amounting to $17.2 million for the year ended December 31, 2022 relate mainly to tangible assets depreciation for $9.8 million and to right-of-use assets depreciation for $6.7 million.

Details of Financial Income and Expenses
Details of financial income and expenses

	For the year ended December 31,
	2020 *	2021 *	2022
Interest income	1,392	719	1,120
Foreign exchange gain	3,091	11,860	7,541
Other financial revenues	364	638	219

Total financial income	4,846	13,218	8,880

Interest expenses	(73)	(368)	(371)
Interest expenses for leases	(2,334)	(3,803)	(3,416)
Foreign exchange loss	(13,681)	(2,119)	(1,481)
Other financial expenses	(29)	(197)	(12,546)

Total financial expenses	(16,117)	(6,486)	(17,815)

Net Financial gain (loss)	(11,270)	6,731	(8,935)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)

Disclosure of Income Tax (Expense or Income)
Tax proof

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Income (loss) before taxes from continuing operations	(53,582)	(96,749)	(98,601)
Theoretical group tax rate (1)	24.85%	24.38%	25.16%

Theoretical tax benefit (expense)	13,315	23,584	24,804

Increase/decrease in tax benefit arising from:
Permanent differences	(320)	(1,228)	(162)
Research tax credit	3,104	4,284	4,852
Share-based compensation & other IFRS adjustments	(2,513)	(3,596)	(987)
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,965)	(22,997)	(28,557)
Other differences (2)	(621)	(47)	(38)

Effective tax expense	—	—	(87)

Effective tax rate	0.00%	0.00%	0.09%

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2022 25% for France and 21% for the United States, weighted by the pre-tax income from each country.

(2)	Primarly relates to intercompany transactions between discontinued and continuing operations .

Disclosure of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities

	As of December 31,
	2020	2021	2022

	$ in thousands
Credits and net operating loss carryforwards	141,954	157,823	124,263
Pension commitments	1,003	1,018	597
Leases	319	1,113	774
Impairment of assets	1	1	1
Revenue recognition	(491)	—	(125)
Other (1)	1,308	(3,973)	2,937
Total unrecognized deferred tax assets, net	(144,095)	(155,982)	(128,448)

(1)
Other deferred tax assets as of December 31, 2022 relate mainly to US R&D expenses capitalized under Internal Revenue Code section 174 and differences between the carrying value of our fixed assets in Raleigh and their tax basis.

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment

	For the year ended December 31, 2020			For the year ended December 31, 2021			For the year ended December 31, 2022
($ in thousands)	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments
External revenues	22,892	51,057	73,949	26,946	30,347	57,293	157	19,171	19,328
External other income	—	8,507	8,507	1,528	8,250	9,778	—	6,553	6,553

External revenues and other income	22,892	59,564	82,456	28,475	38,597	67,071	157	25,725	25,881

Cost of revenue	(34,324)	(1,951)	(36,275)	(29,517)	(1,844)	(31,360)	—	(1,772)	(1,772)
Research and development expenses	(9,903)	(77,048)	(86,951)	(11,190)	(117,840)	(129,030)	(11,402)	(97,501)	(108,903)
Selling, general and administrative expenses	(21,688)	(22,513)	(44,201)	(14,987)	(22,882)	(37,869)	(10,354)	(17,494)	(27,849)
Other operating income and expenses	(103)	(363)	(466)	23	488	511	414	1,377	1,791

Total operating expenses	(66,018)	(101,875)	(167,893)	(55,671)	(142,077)	(197,748)	(21,343)	(115,390)	(136,733)

Operating income (loss) before tax	(43,126)	(42,311)	(85,437)	(27,196)	(103,481)	(130,677)	(21,186)	(89,666)	(110,852)

Net financial gain (loss)	(776)	(11,270)	(12,046)	(1,162)	6,731	5,570	5,840	(8,935)	(3,095)
Income Tax								(87)	(87)

Net income (loss) from discontinued operations	(43,902)		(43,902)	(28,358)		(28,358)	(15,345)		(15,345)

Net income (loss)	(43,902)	(53,581)	(97,483)	(28,358)	(96,749)	(125,107)	(15,345)	(98,689)	(114,034)

Non-controlling interests	16,409	—	16,409	10,910	—	10,910	7,894	—	7,894

Net income (loss) attributable to shareholders of Cellectis	(27,493)	(53,581)	(81,074)	(17,448)	(96,749)	(114,197)	(7,451)	(98,689)	(106,139)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	801	6,790	7,591	909	9,381	10,290	465	4,098	4,563
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	3,536	3,238	6,774	95	2,113	2,207	1,562	1,945	3,508

Adjustment of share-based compensation attributable to shareholders of Cellectis	4,337	10,028	14,365	1,004	11,493	12,497	2,027	6,043	8,071

Adjusted net income (loss) attributable to shareholders of Cellectis	(23,156)	(43,553)	(66,709)	(16,444)	(85,256)	(101,700)	(5,424)	(92,645)	(98,068)

Depreciation and amortization tangible and intangible assets	(1,869)	(7,950)	(9,819)	(1,208)	(6,371)	(7,579)	(1,086)	(10,577)	(11,663)
Additions to tangible and intangible assets	1,786	48,813	50,599	1,187	15,451	16,638	873	1,980	2,853